DERIVATIVE FINANCIAL INSTRUMENTS - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Derivative assets
Gross Amounts	$ 3,526	$ 1,997
Net Amounts Presented	3,526	1,997
Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset	3,526	1,997
Derivative liabilities
Gross Amounts	536	2,971
Net Amounts Presented	536	2,971
Gross Amounts Not Offset in the Combined Balance Sheet, but Have Rights to Offset	$ 536	$ 2,971